Intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6. Intangible assets
Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Micro-Lending License	63,760	63,760
Factoring License	265	265
Financial Leasing License	255	255
Insurance Brokerage License 1	34,667	34,667

Total	98,947	98,947
Less: Accumulated amortization and impairment	—	—

Intangible assets	98,947	98,947

1
The Group acquired an insurance brokeage company in 2020. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805 but asset acquisition.